Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Disclosure of details of inventories

($ millions)	2019	2018
Raw material, consumables	286	334
Work in progress	101	127
Finished products	1,118	979
Total inventories	1,505	1,440